UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ticker Symbol: (TDVFX)

SEMI-ANNUAL REPORT
March 31, 2012

www.towlefund.com

Towle Deep Value Fund
a series of the Investment Managers Series Trust

Table of Contents

Letter to Shareholders	1
Fund Performance and Summary	2
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	15
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Towle Deep Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus.

TOWLE & CO.
D E E P   V A L U E    I N V E S T I N G
1-888-998-6953

May 2012

To Our Shareholders:

We are pleased to provide our first shareholder letter following the launch of the Towle Deep Value Fund (the “Fund”) on October 31, 2011.  For the five months ended March 31, 2012, the Fund produced a total return of 3.90% compared to a total return of 10.14% for the Russell 2000 Value and 10.68% for the S&P 500 Index.

While improving economic conditions persist, U.S. equity markets continue to reflect investor concerns regarding weak global growth, U.S. fiscal uncertainty, and the European debt crisis. Hemmed-in by these unresolved cross currents, investors stay in a defensive mode, reluctant to add capital to deep value stocks.  As a result, the steady financial progress and attractive valuations of the Fund’s out-of-favor holdings remain unrecognized and unappreciated.

It’s important to realize that periodic, short-term underperformance of the Fund is likely. No attempt is made to mirror established indexes, time the markets, or make investments based exclusively on macro-economic conditions. Instead, the Fund strives to capitalize on market inefficiencies by executing a patient, deep value investment discipline that uncovers significant discrepancies between short-term market prices and long-term company values. Predicting the stock market’s near-term direction is an impossible task for us, but over the long run attractive company valuations matter. Given this long-range view, the Fund is intended only for those investors possessing a minimum investment horizon of three years and preferably longer.

Looking ahead, we continue to search for investment opportunities with compelling long-term appreciation potential. Our natural proclivity is to stay invested during uncertain times when the largest discrepancies between price and value most often occur. As contrarian value investors, we strive to be balanced and objective in our fundamental analysis while recognizing that investing “against the crowd” may not bring satisfactory short-term results. In the face of today’s doom and gloom environment, we are grateful to maintain portfolio holdings which we believe to be substantially undervalued.

Thank you for investing with us, and for your continued confidence.

J. Ellwood Towle
Christopher D Towle
Peter J. Lewis, CFA
Wesley R. Tibbetts

Stock fund prices fluctuate and investors may lose principal value. Micro-cap, small-cap and mid-cap stocks involve greater risks, and they can fluctuate in price more than larger company stocks. Foreign investments present additional risk due to currency exchange rate fluctuations, economic developments, political instability, and other factors. The Fund is non-diversified which increases the risk that the value of the Fund could go down because of the poor performance of a single investment. A value oriented investing style may go in and out of favor which may cause the Fund to sometimes underperform other equity funds

Towle Deep Value Fund
FUND PERFORMANCE AND SUMMARY
As of March 31, 2012

This graph compares a hypothetical $50,000 investment in the Fund made at its inception with a similar investment in the Russell 2000 Value Index.  The value of the Russell 2000 Value Index on October 28, 2011 is used as the beginning value on October 31, 2011.  Results include reinvestment of all dividends and capital gains.

The Russell 2000 Value Index measures the performance of the small-cap segment of the U.S. equity universe. This Index does not reflect expenses, fees or sales charge, which would lower performance.  This Index is unmanaged and it is not possible to invest in this Index.

Total Returns as of March 31, 2012
	3 Months	Since Inception*
Towle Deep Value Fund	11.84%	3.90%
Russell 2000 Value Index	11.59%	10.14%
*	Inception date 10/31/11.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Gross and net expense ratios for the Fund are 1.52% and 1.20% which are the amounts stated in the current Prospectus as of the date of this report.  The contractual fee waivers are in effect through October 31, 2012 (when it will automatically renew for an additional one year period).

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

The Fund's advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 93.5%
	CONSUMER DISCRETIONARY – 24.2%
18,240	Brown Shoe Co., Inc.	$168,355
3,500	Charming Shoppes, Inc.*	20,650
6,910	GameStop Corp. - Class A	150,914
13,250	Goodyear Tire & Rubber Co.*	148,665
17,160	Jones Group, Inc.	215,530
30,040	OfficeMax, Inc.*	171,829
14,430	RadioShack Corp.	89,755
4,310	Royal Caribbean Cruises Ltd.	126,843
6,800	Sonic Automotive, Inc. - Class A	121,788
2,490	Whirlpool Corp.	191,381
		1,405,710

	CONSUMER STAPLES – 11.4%
17,780	Chiquita Brands International, Inc.*	156,286
13,550	Dean Foods Co.*	164,091
18,930	Dole Food Co., Inc.*	188,921
26,990	SUPERVALU, Inc.	154,113
		663,411

	ENERGY – 10.6%
15,930	Arch Coal, Inc.	170,610
21,180	Cal Dive International, Inc.*	69,894
7,260	Tesoro Corp.*	194,859
6,910	Valero Energy Corp.	178,071
		613,434

	FINANCIALS – 15.2%
2,520	Allied World Assurance Co. Holdings A.G.	173,048
4,950	Argo Group International Holdings Ltd.	147,856
6,960	CNA Financial Corp.	204,137
3,430	Hanover Insurance Group, Inc.	141,042
14,170	PHH Corp.*	219,210
		885,293

	INDUSTRIALS – 16.0%
33,420	Aegean Marine Petroleum Network, Inc.	230,932
17,160	Genco Shipping & Trading Ltd.*	109,138
4,580	General Cable Corp.*	133,186
16,010	Hawaiian Holdings, Inc.*	83,732
26,510	Meritor, Inc.*	213,936
3,860	Navistar International Corp.*	156,137
		927,061

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY – 12.6%
25,730	Canadian Solar, Inc.*	$81,821
15,650	Celestica, Inc.*	149,771
7,500	Ingram Micro, Inc. - Class A*	139,200
17,790	Sanmina-SCI Corp.*	203,695
7,980	Unisys Corp.*	157,366
		731,853

	MATERIALS – 3.5%
5,250	AM Castle & Co.*	66,413
9,280	PolyOne Corp.	133,632
		200,045

	TOTAL COMMON STOCKS (Cost $5,132,385)	5,426,807

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 4.4%
$257,616	UMB Money Market Fiduciary, 0.01%1	257,616
	TOTAL SHORT-TERM INVESTMENTS (Cost $257,616)	257,616

	TOTAL INVESTMENTS – 97.9% (Cost $5,390,001)	5,684,423
	Other Assets in Excess of Liabilities – 2.1%	123,601
	TOTAL NET ASSETS – 100.0%	$5,808,024

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
SUMMARY OF INVESTMENTS
As of March 31, 2012 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	24.2%
Industrials	16.0%
Financials	15.2%
Information Technology	12.6%
Consumer Staples	11.4%
Energy	10.6%
Materials	3.5%
Total Common Stocks	93.5%
Short-Term Investments	4.4%
Total Investments	97.9%
Other Assets in Excess of Liabilities	2.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2012 (Unaudited)

Assets:
Investments, at value (cost $5,390,001)	$5,684,423
Receivables:
Investment securities sold	122,810
Fund shares sold	20,000
Dividends and interest	2,663
Due from Advisor	11,646
Offering costs	4,134
Prepaid expenses	20,546
Total assets	5,866,222

Liabilities:
Payables:
Administration fees	3,899
Shareholder Servicing Plan (Note 6)	2,479
Investment securities purchased	32,681
Audit fees	6,807
Fund accounting fees	5,569
Chief Compliance Officer fees	1,657
Custody fees	1,230
Accrued other expenses	3,876
Total liabilities	58,198

Net Assets	$5,808,024

Components of Net Assets:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,402,132
Accumulated net investment gain	1,672
Accumulated net realized gain on investments	109,798
Net unrealized appreciation on investments	294,422
Net Assets	$5,808,024

Shares of beneficial interest issued and outstanding	559,227
Net asset value per share	$10.39

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF OPERATIONS
For the Period October 31, 2011* through March 31, 2012 (Unaudited)

Investment Income
Dividends	$21,703
Interest	11
Total investment income	21,714

Expenses
Administration fees	14,159
Offering costs	13,753
Advisory fee	13,194
Fund accounting fees	11,535
Transfer agent fees	10,337
Registration fees	9,644
Audit fees	6,807
Legal fees	4,165
Chief compliance officer fees	3,748
Trustees fees and expenses	2,499
Shareholder Servicing Plan (Note 6)	2,479
Custody fees	2,382
Shareholder reporting fees	1,458
Insurance fees	359
Miscellaneous	1,528
Total expenses	98,047
Advisory fee waived	(13,194)
Other expenses waived	(64,811)
Net expenses	20,042
Net investment gain	1,672

Realized and Unrealized Gain on Investments:
Net realized gain on investments	109,798
Net change in unrealized appreciation/depreciation on investments	294,422
Net realized and unrealized gain on investments	404,220

Net Increase in Net Assets from Operations	$405,892

*	Commencement of operations

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period October 31, 2011* to March 31, 2012
(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment gain	$1,672
Net realized gain on investments	109,798
Net change in unrealized appreciation on investments	294,422
Net increase in net assets resulting from operations	405,892

Capital Transactions:
Net proceeds from shares sold	5,411,984
Cost of shares redeemed	(9,852)
Net increase in net assets from capital transactions	5,402,132

Total increase in net assets	5,808,024

Net Assets:
Beginning of period	-
End of period	$5,808,024

Accumulated net investment income	$1,672

Capital Share Transactions:
Shares sold	560,293
Shares redeemed	(1,066)
Net increase from capital share transactions	559,227

* Commencement of operations

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period October 31, 2011* to March 31, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment gain	-	1,2
Net realized and unrealized gain on investments	0.39
Total from investment operations	0.39

Net asset value, end of period	$10.39

Total return	3.90%	3

Ratios and Supplemental Data:
Net assets, end of period	$5,808,024

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.87%	4
After fees waived and expenses absorbed	1.20%	4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(4.57)%	4
After fees waived and expenses absorbed	0.10%	4
Portfolio turnover rate	21%	3

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.

See accompanying Notes to Financial Statements.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2012 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,424, which were amortized over a one‐year period from October 31, 2011 (commencement of operations).

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010.  The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.  In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period October 31, 2011 (commencement of operations) through March 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Towle & Co. (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.79% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

expenses to 1.20% of the Fund's average daily net assets.  This agreement is effective until October 31, 2012, and may be terminated by the Trust’s Board of Trustees.

For the period October 31, 2011 (commencement of operations) through March 31, 2012, the Advisor waived all of its advisory fees and other fees totaling $78,091.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At March 31, 2012, the amount of these potentially recoverable expenses was $78,091.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period October 31, 2011 (commencement of operations) through March 31, 2012, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period October 31, 2011 (commencement of operations) through March 31, 2012, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At March 31, 2012, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$5,394,741

Gross unrealized appreciation	557,954
Gross unrealized depreciation	(268,272)

Net unrealized appreciation (depreciation)	$(289,682)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions
For the period October 31, 2011 (commencement of operations) through March 31, 2012, purchases and sales of investments, excluding short-term investments, were $5,799,538 and $776,951, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

For the period October 31, 2011 (commencement of operations) through March 31, 2012, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Towle Deep Value Fund
NOTES TO FINANCIAL STATEMENTS - Continued
March 31, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$5,426,807	$-	$-	$5,426,807
Short-Term Investments	257,616	-	-	257,616
Total Investments, at Value	$5,684,423	$-	$-	$5,684,423

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The fund did not hold any Level 2 or 3 securities during the period.

There were no transfers between Levels as of the beginning and ending of the period.

Note 9 – Recently Issued Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 related Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

Towle Deep Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Towle & Co. (the “Investment Advisor”) with respect to the Towle Deep Value Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the Fund; reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “Peer Group”); a summary of the Investment Advisor’s policies, including its code of ethics and compliance manual; and the composite performance of accounts managed by the Investment Advisor using the same strategy it would use with respect to the Fund.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreement. Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors. The Board also considered information given to them by representatives of the Investment Advisor in a presentation on the Investment Advisor’s investment philosophy, strategy and process at a prior Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund, including those that had been discussed at the prior Board meeting.

Nature, Extent and Quality of Services
In reviewing the proposed investment advisory agreement for the proposed Fund, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisor with respect to the Fund, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  The Board also considered information included in the meeting materials regarding the performance of the Investment Advisor’s deep value composite.  The Board noted that although the composite had performed below the returns of its benchmark, the Russell 2000 Value Index, for the 2006, 2007 and 2008 calendar years, it had outperformed the Index by over 80% in 2009, and by over 4% in 2010.  Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Fund.

Towle Deep Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio
With respect to the advisory fees and total expenses expected to be paid by the Fund, the Board noted the meeting materials indicated that the advisory fee proposed to be paid by the Fund and the proposed total expenses of the Fund were reasonable and lower than the averages of those funds in its Peer Group. The Board also considered that the investment advisory fee to be charged by the Investment Advisor to the Fund was lower than the fees it charged with respect to its other clients.  The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s estimated costs and profits with respect to the Fund, noting that the Investment Advisor anticipated waiving a portion of its advisory fees during that year, and determined that the estimated profitability was reasonable.  The Board noted that during the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Towle Deep Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling (888) 99TOWLE (888) 998-6953. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
“Independent” Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data Corporation, a Broadridge company, a provider of technology and services to asset management firms (1997-present)	47	None
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present)	47	None
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996)	47	None
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006)	47	None

Towle Deep Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Officec and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006)	47	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007	Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006)	N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998)
			N/A	N/A
Robert Tuszynski a (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008)	N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer (“CCO”)	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present)	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne, PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Towle Deep Value Fund
EXPENSE EXAMPLE
For the Period October 31, 2011* through March 31, 2012 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 31, 2011* through March 31, 2012.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expense Paid During Period**
	10/31/11*	3/31/12	10/31/11* – 3/31/12
Towle Deep Value Fund
Actual Performance	$ 1,000.00	$ 1,039.00	$ 5.11
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,015.89	$ 5.06

*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 153/366 (to reflect the semi-annual period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Investment Advisor
Towle & Co.
1610 Des Peres Road, Suite 250
St. Louis, MO  63131

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, MO  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, CA  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI  53233-2301

FUND INFORMATION

	TICKER	CUSIP
Towle Deep Value Fund	TDVFX	461 418 360

Privacy Principles of the Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Towle Deep Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 99TOWLE (888-998-6953) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 99TOWLE (888-998-6953) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 99TOWLE (888-998-6953). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Towle Deep Value Fund
803 West Michigan Street
Milwaukee, WI  53233
(888) 99TOWLE (888-998-6953)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	June 8, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	June 8, 2012